Commitments (Tables)	12 Months Ended
Mar. 31, 2018
Capital expenditures
Commitments
Schedule of commitments

	As of March 31,
	2017	2018
	(in millions of RMB)
Contracted but not provided for:
Purchase of property and equipment	1,771	3,181
Construction of corporate campuses	2,838	2,607

	4,609	5,788

Office facility and transportation equipment
Commitments
Schedule of operating lease commitments for office facility and transportation equipment

	As of March 31,
	2017	2018
	(in millions of RMB)
No later than 1 year	862	2,760
Later than 1 year and no later than 5 years	1,593	7,652
More than 5 years	834	11,940

Total	3,289	22,352

Co-location, bandwidth fees, licensed copyrights and marketing expenses
Commitments
Schedule of commitments

	As of March 31,
	2017	2018
	(in millions of RMB)
No later than 1 year	8,295	19,737
Later than 1 year and no later than 5 years	10,593	12,097
More than 5 years	3,678	3,672

Total	22,566	35,506